CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit Effect of changes in accounting principles CNY (¥)	Accumulated Deficit CNY (¥)	Effect of changes in accounting principles CNY (¥)	CNY (¥)	USD ($)
Increase (Decrease) in Stockholders' Equity
Effect of changes in accounting principles related to revenue recognition | ASU 2014-09					¥ 75,999		¥ 75,999
Beginning balance at Dec. 31, 2017	¥ 197		¥ 1,077,523	¥ 7,676		¥ (1,753,787)		¥ (668,391)
Beginning balance (in shares) at Dec. 31, 2017 | shares	302,714,259
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	¥ 1		1,611					1,612
Exercise of stock options (in shares) | shares	2,070,915
Settlement of RSU	¥ 1		(1)
Settlement of RSU (in shares) | shares	1,132,350
Share-based compensation			27,886					27,886
Net income/(loss)						(416,694)		(416,694)
Foreign currency translation adjustments				16,939				16,939
Ending balance at Dec. 31, 2018	¥ 199		1,107,019	24,615		(2,094,482)		(962,649)
Ending balance (in shares) at Dec. 31, 2018 | shares	305,917,524
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	¥ 3		4,331					4,334
Exercise of stock options (in shares) | shares	5,001,660
Settlement of RSU	¥ 3		(3)
Settlement of RSU (in shares) | shares	2,938,710
Share-based compensation			16,732					16,732
Share repurchase program		¥ (6,011)						(6,011)
Share repurchase program (in shares) | shares		1,806,720
Net income/(loss)						(104,420)		(104,420)
Foreign currency translation adjustments				5,356				5,356
Ending balance at Dec. 31, 2019	¥ 205	¥ (6,011)	1,128,079	29,971		(2,198,902)		(1,046,658)
Ending balance (in shares) at Dec. 31, 2019 | shares	313,857,894	1,806,720
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	¥ 4	¥ 0	10,326	0		0		10,330
Exercise of stock options (in shares) | shares	5,103,015	0
Settlement of RSU by new issuance	¥ 1	¥ 0	(1)	0		0		0
Settlement Of RSU by new issuance (in shares) | shares	1,865,055	0
Settlement of RSUs or stock options by reissuance of treasury stocks		¥ 6,018	(6,018)
Settlement of RSUs or stock options by reissuance of treasury stocks (in shares) | shares		(1,808,220)
Share-based compensation			26,734					26,734
Share repurchase program		¥ (23,116)						(23,116)
Share repurchase program (in shares) | shares		2,094,000
Follow-on public offering	¥ 3		39,894					39,897
Follow-on public offering (in shares) | shares	4,907,100
Net income/(loss)						146,962		146,962	$ 22,523
Foreign currency translation adjustments				(21,087)				(21,087)	(3,232)
Ending balance at Dec. 31, 2020	¥ 213	¥ (23,109)	¥ 1,199,014	¥ 8,884		¥ (2,051,940)		¥ (866,938)	$ (132,865)
Ending balance (in shares) at Dec. 31, 2020 | shares	325,733,064	2,092,500